Net Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2019
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except per share and share amounts):

	Nine Months Ended September 30,		Three Months Ended September 30,
	2019	2018	2019	2018
Net loss	$(118,006)	$(205,432)	$(36,737)	$(33,888)
Net loss attributable to ordinary shareholders	$(118,006)	$(205,432)	$(36,737)	$(33,888)
Weighted average ordinary shares outstanding, basic and diluted	91,553,803	10,132,334	97,817,847	10,294,498
Net loss per share attributable to ordinary shareholders, basic and diluted	$(1.29)	$(20.27)	$(0.38)	$(3.29)

Securities Excluded in the Computation of Diluted Net Loss Per Ordinary Share

The following securities, presented based on amounts outstanding at each period end, are considered to be ordinary share equivalents, but were not included in the computation of diluted net loss per ordinary share because to do so would have been anti-dilutive:

	Nine Months Ended September 30,
	2019	2018

Convertible preferred shares	—	60,168,900
Share options	10,384,608	9,267,998
Unvested performance-based restricted share units	596,922	—
	10,981,530	69,436,898